Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Leases [Abstract]
Weighted average remaining lease term	12 years 10 months 24 days
Weighted average discount rate percent	4.40%
Additions to right-of-use assets	$ 13	$ 15
Interest expense	6	8
Cash outflow for leases	$ 33	$ 13